Tax	12 Months Ended
Jun. 30, 2025
Tax [Abstract]
Tax
8.	Tax

(a)	Income tax expense

Income tax expense comprises current and deferred tax and is recognised in the Consolidated Statement of Profit or Loss, except to the extent that it relates to items recognised directly in the Consolidated Statement of Comprehensive Income.

	2025 $’000	2024 $’000	2023 $’000
Current income tax benefit/(expense)	1,226	(1,008)	–
Deferred income tax benefit/(expense)	1,763	(2,568)	(3,649)
Total income tax benefit/(expense)	2,989	(3,576)	(3,649)

Income tax expense charged to profit or loss is the tax payable on the current period’s taxable income or loss based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

Current and deferred tax expense is calculated using the tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to tax payable in respect of previous years. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

(b)	Reconciliation of prima facie tax expense to income tax expense

	2025 $’000	2024 $’000	2023 $’000
Loss before income tax	(384,730)	(115,446)	(6,700)
Income tax on loss before income tax calculated at 30 per cent (2024 and 2023: 30 per cent)	115,419	34,634	2,010
Adjust for tax effect of:
Mining tax	144	73	(1,650)
Non-assessable income	1,825	18	4,820
Non-deductible expenses	(12,217)	(6,798)	(4,366)
Other assessable income	–	(1,926)	–
Other deductible expenses	–	1,523	–
Prior period adjustments	5,887	–	–
Tax losses and temporary differences not brought to account	(94,967)	(27,318)	(4,463)
Tax rate differential on non-Australian income	(13,102)	(3,782)	–
Total income tax benefit/(expense)	2,989	(3,576)	(3,649)

(c)	Deferred tax balances

Deferred income tax assets and liabilities are attributable to the following tax losses and temporary differences:

	Deferred tax assets		Deferred tax liabilities		Deferred tax charged/ (credited) to profit or loss (1)
	2025 $’000	2024 $’000	2025 $’000	2024 $’000	2025 $’000	2024 $’000
Temporary differences
Deferred income	2,016	1,989	–	–	(32)	(117)
Property, plant and equipment	–	5,565	22,816	69,003	(48,538)	(25,642)
Provisions	751	10,286	–	–	11,393	3,824
Tax losses	5,506	34,175	–	–	34,259	23,539
Other	–	3,927	–	2,960	1,155	964
Total	8,273	55,942	22,816	71,963	(1,763)	2,568
Set off temporary differences	(8,273)	(55,942)	(8,273)	(55,942)	–	–
Total	–	–	14,543	16,021	(1,763)	2,568

(1)
Deferred tax charged/(credited) to profit or loss does not reconcile to the movement in the respective deferred tax asset and deferred tax liability balances due to amounts charged/(credited) to equity.

Deferred tax is provided using the balance sheet liability method, providing for the tax effect of temporary differences between the tax bases of assets and liabilities and their carrying values in the consolidated financial statements. The tax effect of certain temporary differences is not recognised, principally with respect to:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that:
(a)	is not a business combination; and
(b)	at the time of the transaction:
(i)	affects neither accounting nor taxable profit or loss; and
(ii)	does not give rise to equal taxable and deductible temporary differences;
•
temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that it is probable that future taxable profits will be available against which the benefit of the deferred tax assets can be utilised. Deferred tax assets are reviewed at each reporting period and amended to the extent that it is no longer probable that the related tax benefit will be realised. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same tax authority and the Group has both the right and the intention to settle its current tax assets and liabilities on a net or simultaneous basis.

(d)	Movement in deferred tax balances

	2025 $’000	2024 $’000	2023 $’000
At the beginning of the financial year	16,021	13,983	10,174
Charged/(credited) to profit or loss	(1,763)	2,568	3,649
Charged/(credited) to equity	285	(530)	160
At the end of the financial year	14,543	16,021	13,983

(e)	Unrecognised deferred tax assets and liabilities

The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2025 $’000	2024 $’000
Tax losses – capital	6,703	6,736
Tax losses – revenue	99,872	53,857
Temporary differences	91,929	1,810
Total unrecognised deferred tax assets	198,504	62,403

The Group has carry forward revenue losses of $393.8 million (2024: $327.6 million) and capital losses of $22.5 million (2024: $22.5 million).

(f)	Tax losses carried forward

At 30 June 2025, tax losses subject to expiry for which no deferred tax asset was recognised total $363.5 million (2024: $290.6 million), expiring between 2037 and 2045 (2024: 2037 to 2044).

(g)	Tax consolidation

Elevra Lithium Limited and its wholly owned Australian resident subsidiaries formed a tax consolidated group with effect from 1 July 2015 and is therefore taxed as a single entity from that date. Elevra Lithium Limited is the head entity of the tax consolidated group. Income tax expense and deferred tax assets and liabilities arising from temporary differences of the members of the tax consolidated group are recognised in the separate financial statements of the members of the tax consolidated group using the “separate taxpayer within group” approach by reference to the carrying values in the separate financial statements of each entity and the relevant tax values under tax consolidation. Current tax assets and liabilities and deferred tax assets arising from unused tax losses and relevant tax credits of the members of the tax consolidated group are recognised by the Company (as head entity of the tax consolidated group). Tax funding arrangements are currently in place between entities in the tax consolidated group.

Key judgements and estimates

Deferred tax

Judgement is required in assessing whether deferred tax assets and certain deferred tax liabilities are recognised in the Consolidated Statement of Financial Position. Deferred tax assets are recognised only where it is considered more likely than not that they will be recovered, which is dependent on the generation of sufficient future taxable profits.

Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, reserves, operating costs, mine closure and rehabilitation costs, capital expenditure and other capital management transactions.

Uncertain tax matters – Unused tax losses on acquisition

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognised subsequently if new information about facts and circumstances arises. The adjustment is treated as a reduction to goodwill if it has occurred during the measurement period. If it occurs outside the recognition period, the adjustment is recognised in the Consolidated Statement of Profit or Loss.